Accounts receivable, net - Schedule of credit loss provision (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net
Balance as of January 1	¥ 17,725,683		¥ 20,164,070	¥ 8,875,133
Addition (Reversal)	(2,909,475)	$ (416,049)	(1,944,636)	11,809,161
Write offs			(493,751)	(520,224)
Balance as of December 31	¥ 14,816,208		¥ 17,725,683	¥ 20,164,070